ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of total assets and total liabilities VIEs

On December 7, 2021, XXTX entered into a series of contractual arrangements (collectively, the “Youlu VIE Agreements”) with Youlu and each of its equity holders (“Youlu Shareholders”). The term of Youlu is similar to the Youlu VIE Agreements with Sichuan Senmiao as described above. According to the VIE Agreements, Youlu was obligated to pay XXTX service fees approximately equal to its net income. Youlu’s entire operations were, in fact, directly controlled by XXTX. There were no unrecognized revenue-producing assets that were held by Youlu. However, on March 31, 2022, the Youlu VIE Agreements were terminated by XXTX and Youlu Shareholders. As Youlu had limited operation, the termination had no significant impact on the consolidated financial statements.

Total assets and total liabilities of the Company’s VIEs included in the Company’s consolidated financial statements as of March 31, 2022 and 2021 are as follows after Jinkailong and Youlu deconsolidated from the Company’s consolidated financial statements at March 31, 2022:

	March 31,	March 31,
	2022	2021

Current assets:
Cash and cash equivalents	$—	$27,229
Accounts receivable, net, current portion	—	—
Prepayments, other receivables and other assets, net	—	135
Other receivable- intercompany	—	1,718,343
Current assets - discontinued operations (1)	—	2,995,558
Total current assets	—	4,741,265

Property and equipment, net:
Property and equipment, net	—	—
Property and equipment, net - discontinued operations	—	454,228
Total property and equipment, net	—	454,228

Other assets:
Operating lease right-of-use assets, net, related parties	—	9,896
Other assets - discontinued operations	—	4,674,403
Total other assets	—	4,684,299

Total assets	$—	$9,879,792

Current liabilities:
Accrued expenses and other liabilities	$—	$581,126
Other payable - intercompany	—	2,715,847
Due to related parties and affiliates	—	82,908
Operating lease liabilities - related parties	—	4,989
Current liabilities - discontinued operations (2)	—	15,896,580
Total current liabilities	—	19,281,450

Other liabilities:
Operating lease liabilities, non-current - related parties	—	3,850
Other liabilities - discontinued operations	—	2,250,393
Total other liabilities	—	2,254,243

Total liabilities	$—	$21,535,693
(1)	Includes intercompany receivables of $0 and intercompany payables of $274,731 as of March 31, 2022 and March 31, 2021, respectively.

(2)	Includes intercompany payables of $0 and $4,203,454 as of March 31, 2022 and March 31, 2021, respectively.

Schedule of net revenue, loss from operations and net loss of the VIEs

	For the Three Months Ended		For the Nine Months Ended
	December 31,		December 31,
	2022	2021	2022	2021*
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Net revenue from continuing operations	$—	$152	$—	$23,380
Net revenue from discontinued operations	$—	$1,882,930	$—	$5,096,441
Loss from operations from continuing operations	$—	$(57,616)	$—	$(107,802)
Loss from operations from discontinued operations	$—	$(390,710)	$—	$(2,182,402)
Net loss from continuing operations attributable to stockholders	$—	$(57,141)	$—	$(105,760)
Net loss from discontinued operations attributable to stockholders	—	(309,583)	—	(1,789,880)
Net loss attributable to stockholders	$—	$(366,724)	$—	$(1,895,640)

* Net revenue, loss from operations and net loss attributable to stockholders for the three and nine months ended December 31, 2021 were retroactively restated for comparative purpose.

Net revenue, loss from operations and net loss of the VIEs that were included in the Company’s consolidated financial statements for the years ended March 31, 2022 and 2021 are as follows:

	For the Years Ended
	March 31,
	2022	2021*
Net revenue from continuing operations	$32,817	$—
Net revenue from discontinued operations	$6,830,116	$3,978,847
Loss from operations from continuing operations	$(179,068)	$(532,455)
Loss from operations from discontinued operations	$(2,537,715)	$(4,254,403)
Net loss from continuing operations attributable to stockholders	$(175,283)	$(530,983)
Net loss from discontinued operations attributable to stockholders	$(2,032,934)	$(3,722,648)
Net loss attributable to stockholders	$(2,208,218)	$(4,253,630)